FINANCIAL AND OTHER INCOME, NET (Schedule of Financial and Other Income, Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 2,048	$ 1,770
Amortization of discount on marketable securities, net	310	796
Exchange rate differences and other	(43)	(38)
Financial and other income, net	$ 2,315	$ 2,528